EQUITY (Details 3) $ / shares in Units, shares in Thousands, $ in Thousands	Dec. 31, 2015 USD ($) $ / shares shares
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares | shares	25,233
Weighted average exercise price | $ / shares	$ 49.69
Weighted average remaining life	7.19
Aggregate intrinsic value | $	$ 402,420
Number of ordinary shares issuable upon exercise of vested options
Number of shares | shares	11,299
Weighted average exercise price | $ / shares	$ 44.67
Weighted average remaining life	5.44
Aggregate intrinsic value | $	$ 236,898
Exercise Price Range One [Member]
Number of ordinary shares issuable upon exercise of vested options
Number of shares | shares	189
Weighted average exercise price | $ / shares	$ 59.58
Weighted average remaining life	1.67
Aggregate intrinsic value | $	$ 1,147
Exercise Price Range Three [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares | shares	3,398
Weighted average exercise price | $ / shares	$ 38.61
Weighted average remaining life	7.10
Aggregate intrinsic value | $	$ 91,858
Exercise Price Range Four [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares | shares	4,707
Weighted average exercise price | $ / shares	$ 41.93
Weighted average remaining life	6.09
Aggregate intrinsic value | $	$ 111,613
Number of ordinary shares issuable upon exercise of vested options
Number of shares | shares	2,741
Weighted average exercise price | $ / shares	$ 38.74
Weighted average remaining life	7.02
Aggregate intrinsic value | $	$ 73,742
Exercise Price Range Five [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares | shares	7,533
Weighted average exercise price | $ / shares	$ 48.55
Weighted average remaining life	7.33
Aggregate intrinsic value | $	$ 128,738
Number of ordinary shares issuable upon exercise of vested options
Number of shares | shares	3,830
Weighted average exercise price | $ / shares	$ 41.83
Weighted average remaining life	5.87
Aggregate intrinsic value | $	$ 91,203
Exercise Price Range Six [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares | shares	1,881
Weighted average exercise price | $ / shares	$ 52.18
Weighted average remaining life	2.20
Aggregate intrinsic value | $	$ 25,323
Number of ordinary shares issuable upon exercise of vested options
Number of shares | shares	2,732
Weighted average exercise price | $ / shares	$ 48.42
Weighted average remaining life	5.97
Aggregate intrinsic value | $	$ 47,054
Exercise Price Range Seven [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares | shares	1,434
Weighted average exercise price | $ / shares	$ 57.85
Weighted average remaining life	8.22
Aggregate intrinsic value | $	$ 11,173
Number of ordinary shares issuable upon exercise of vested options
Number of shares | shares	1,747
Weighted average exercise price | $ / shares	$ 52.12
Weighted average remaining life	1.72
Aggregate intrinsic value | $	$ 23,616
Exercise Price Range Eight [Member]
Number of ordinary shares issuable upon exercise of outstanding options
Number of shares | shares	6,280
Weighted average exercise price | $ / shares	$ 60.27
Weighted average remaining life	9.14
Aggregate intrinsic value | $	$ 33,715
Number of ordinary shares issuable upon exercise of vested options
Number of shares | shares	60
Weighted average exercise price | $ / shares	$ 63.32
Weighted average remaining life	1.27
Aggregate intrinsic value | $	$ 136